FAIR VALUE DISCLOSURES, Significant Assumptions (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets [Abstract]
Securities available for sale		$ 1,412,830	$ 1,072,159
Loans held for sale, carried at fair value		55,470	92,434	$ 69,800
U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		34,674	10,748
U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		307,985	344,582
U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		22,926	7,195
Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		102,615	42,829
Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		216,170	254,181
Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		576,076	324,293
Corporate [Member]
Assets [Abstract]
Securities available for sale		149,959	86,017
Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		1,919	1,798
Foreign Government [Member]
Assets [Abstract]
Securities available for sale		506	516
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Securities available for sale		0	0
Derivatives		0	0
Liabilities [Abstract]
Derivatives		0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Securities available for sale		1,412,830	1,072,159
Derivatives		12,283	16,782
Liabilities [Abstract]
Derivatives		5,961	11,754
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Securities available for sale		0	0
Derivatives		0	0
Liabilities [Abstract]
Derivatives		0	0
Recurring Basis [Member]
Assets [Abstract]
Loans held for sale, carried at fair value		55,470	92,434
Capitalized mortgage loan servicing rights		26,232	16,904
Derivatives	[1]	12,283	16,782
Liabilities [Abstract]
Derivatives	[2]	5,961	11,754
Recurring Basis [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		34,674	10,748
Recurring Basis [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		307,985	344,582
Recurring Basis [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		22,926	7,195
Recurring Basis [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		102,615	42,829
Recurring Basis [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		216,170	254,181
Recurring Basis [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		576,076	324,293
Recurring Basis [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		149,959	86,017
Recurring Basis [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		1,919	1,798
Recurring Basis [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		506	516
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Loans held for sale, carried at fair value		0	0
Capitalized mortgage loan servicing rights		0	0
Derivatives	[1]	0	0
Liabilities [Abstract]
Derivatives	[2]	0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Loans held for sale, carried at fair value		55,470	92,434
Capitalized mortgage loan servicing rights		0	0
Derivatives	[1]	12,283	16,782
Liabilities [Abstract]
Derivatives	[2]	5,961	11,754
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		34,674	10,748
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		307,985	344,582
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		22,926	7,195
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		102,615	42,829
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		216,170	254,181
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		576,076	324,293
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		149,959	86,017
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		1,919	1,798
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		506	516
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Loans held for sale, carried at fair value		0	0
Capitalized mortgage loan servicing rights		26,232	16,904
Derivatives	[1]	0	0
Liabilities [Abstract]
Derivatives	[2]	0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		0	0
Nonrecurring Basis [Member] | Collateral Dependent Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Loans receivable	[3]	274
Nonrecurring Basis [Member] | Collateral Dependent Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Loans receivable	[3]	65
Nonrecurring Basis [Member] | Collateral Dependent Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	516
Nonrecurring Basis [Member] | Collateral Dependent Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired loans [Abstract]
Loans receivable	[3]	130
Nonrecurring Basis [Member] | Collateral Dependent Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[3]	121
Nonrecurring Basis [Member] | Collateral Dependent Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	77
Nonrecurring Basis [Member] | Collateral Dependent Loans [Member] | Installment [Member] | Boat Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	51
Nonrecurring Basis [Member] | Collateral Dependent Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	77
Nonrecurring Basis [Member] | Collateral Dependent Loans [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[3]	45
Nonrecurring Basis [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Loans receivable	[4]		1,468
Nonrecurring Basis [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Loans receivable	[4]		6,586
Nonrecurring Basis [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]		321
Nonrecurring Basis [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired loans [Abstract]
Loans receivable	[4]		155
Nonrecurring Basis [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[4]		324
Nonrecurring Basis [Member] | Impaired Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Impaired loans [Abstract]
Loans receivable	[4]		61
Nonrecurring Basis [Member] | Impaired Loans [Member] | Installment [Member] | Boat Lending [Member]
Impaired loans [Abstract]
Loans receivable	[4]		4
Nonrecurring Basis [Member] | Impaired Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Impaired loans [Abstract]
Loans receivable	[4]		31
Nonrecurring Basis [Member] | Impaired Loans [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[4]		124
Nonrecurring Basis [Member] | Other Real Estate [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[5]		102
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Collateral Dependent Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Collateral Dependent Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Collateral Dependent Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Collateral Dependent Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Collateral Dependent Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Collateral Dependent Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Collateral Dependent Loans [Member] | Installment [Member] | Boat Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Collateral Dependent Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Collateral Dependent Loans [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Installment [Member] | Boat Lending [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Real Estate [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[5]		0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Collateral Dependent Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Collateral Dependent Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Collateral Dependent Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Collateral Dependent Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Collateral Dependent Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Collateral Dependent Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Collateral Dependent Loans [Member] | Installment [Member] | Boat Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Collateral Dependent Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Collateral Dependent Loans [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Installment [Member] | Boat Lending [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Real Estate [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[5]		0
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Collateral Dependent Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Loans receivable	[3]	274
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Collateral Dependent Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Loans receivable	[3]	65
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Collateral Dependent Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	516
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Collateral Dependent Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired loans [Abstract]
Loans receivable	[3]	130
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Collateral Dependent Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[3]	121
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Collateral Dependent Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	77
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Collateral Dependent Loans [Member] | Installment [Member] | Boat Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	51
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Collateral Dependent Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	77
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Collateral Dependent Loans [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[3]	$ 45
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Loans receivable	[4]		1,468
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Loans receivable	[4]		6,586
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]		321
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired loans [Abstract]
Loans receivable	[4]		155
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[4]		324
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Impaired loans [Abstract]
Loans receivable	[4]		61
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Installment [Member] | Boat Lending [Member]
Impaired loans [Abstract]
Loans receivable	[4]		4
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Impaired loans [Abstract]
Loans receivable	[4]		31
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[4]		124
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Real Estate [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[5]		$ 102

[1]	Included in accrued income and other assets in the Consolidated Statements of Financial Condition.
[2]	Included in accrued expenses and other liabilities in the Consolidated Statements of Financial Condition.
[3]	Only includes individually evaluated loans with specific loss allocations based on collateral value.
[4]	Only includes impaired loans with specific loss allocations based on collateral value.
[5]	Only includes other real estate with subsequent write downs to fair value.